LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Operating ROU Assets and Operating Lease Liabilities
Below is a summary of our operating right-of-use assets and operating lease liabilities under ASC 842 as of December 31, 2020 and December 31, 2019:

	December 31,
	2020	2019

Operating right-of-use assets	$272	$376

Operating lease liabilities, current	166	142
Operating lease liabilities long-term	146	257

Total operating lease liabilities	$312	$399

Schedule of Maturities of Lease Liabilities
Minimum lease payments for our right of use assets over the remaining lease periods as of December 31, 2020, are as follows:

Year ended December 31,

2021	$170
2022	129
2023	28

Total undiscounted lease payments	327
Less - interest	(15)

Present value of lease liabilities	$312

Schedule of Opreating Leases Weighted-Average Discount Term and Rate
The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	1.75
Weighted average discount rate	3.39%

Schedule of Minimum Lease Payments
Future minimum rental payments to be received under operating leases:

Year ended December 31,

2021	$5,279
2022	1,917
2023	3,360
2024	187
2025 and thereafter	2,630

Total future minimum rentals	$13,373